3. Accounts Receivable, net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable, net
3.	ACCOUNTS RECEIVABLE, NET

The following table sets forth the components of the Company’s accounts receivable at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019

Billed accounts receivable	$443,806	$353,778
Unbilled accounts receivable	188,029	233,869
Allowance for doubtful accounts	(43,903)	(41,985)
Total accounts receivable, net	$587,932	$545,662

During the year ended December 31, 2020, the Company had three customers that accounted for 68.5% of revenues and two customers that accounted for 29.9% of accounts receivable. During the year ended December 31, 2019, the Company had three customers that accounted for approximately 42.3% of revenues and one customer that accounted for 38.7% of accounts receivable.